Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY  10019

January 9, 2014

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summary described for the Direxion Dynamic VP HY Bond Fund and filed pursuant to Rule 497(e) under the 1933 Act on December 17, 2014.  This December 17, 2014 Rule 497(e) filing (Accession No. 0001104659-14-087303) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Nicole Trudeau of K&L Gates LLP at (202) 778-9189.

Sincerely,

/s/ Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC